STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Patents and software	€ 2,673,000	€ 2,400,000
Property, plant and equipment	114,000	185,000
Other non-current financial assets	413,000	382,000
Total non-current assets	3,200,000	2,967,000
Other receivables	5,239,000	7,893,000
Other current financial assets	12,924,000	475,000
Cash and cash equivalents	5,847,000	6,337,000
Total current assets	24,010,000	14,705,000
TOTAL ASSETS	27,210,000	17,672,000
Shareholders' equity
Share capital	20,151,419.40	4,793,000
Premiums related to the share capital	17,821,000	45,237,000
Treasury shares	(42,000)	(17,000)
Foreign currency translation adjustment	(72,000)	(82,000)
Accumulated deficit - attributable to shareholders of Biophytis	(13,941,000)	(39,638,000)
Net loss - attributable to shareholders of Biophytis	(17,054,000)	(17,788,000)
Shareholders' equity - attributable to shareholders of Biophytis	6,863,000	(7,495,000)
Non-controlling interests	(31,000)	(31,000)
Total shareholders' equity	6,832,000	(7,526,000)
Liabilities
Employee benefit obligations	188,000	142,000
Non-current financial liabilities	1,833,000	5,398,000
Total non-current liabilities	2,021,000	5,540,000
Current financial liabilities	7,262,000	9,846,000
Provisions	1,396,000	0
Trade payables	7,985,000	7,866,000
Tax and social liabilities	1,446,000	1,263,000
Derivative financial instruments		451,000
Other creditors and miscellaneous liabilities	268,000	232,000
Total current liabilities	18,357,000	19,658,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 27,210,000	€ 17,672,000